CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Grants and participations received by Office of Chief Scientist	$ 1,308	$ 378	$ 0